Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Carrying amount	€ 63,433
Fair value		€ 59,646
Financial liabilities measured at amortized cost
Financial Instruments
Carrying amount	37,166	38,241
Financial liabilities measured at amortized cost | Non-current trade and other payables
Financial Instruments
Carrying amount	3,483	2,906
Fair value	3,239	2,868
Financial liabilities measured at amortized cost | Current trade and other payables
Financial Instruments
Carrying amount	33,658	35,335
Financial liabilities measured at amortized cost | Non-current other liabilities
Financial Instruments
Carrying amount	21
Fair value	21
Financial liabilities measured at amortized cost | Current other financial liabilities
Financial Instruments
Carrying amount	4
FVTPL
Financial Instruments
Carrying amount	26,267	21,405
FVTPL | Warrants
Financial Instruments
Carrying amount	26,267	21,405
Fair value	€ 26,267	€ 21,405